Cash and Cash Equivalent (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents in domestic accounts	$ 375,122	$ 307,578
Cash and cash equivalents in foreign accounts	50,232	81,750
Cash and cash equivalents	$ 425,354	$ 389,328